CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
License and research revenue	$ 10,566	$ 19,704	$ 20,815
Product sales and services	13,395	8,180	11,871
Other revenues	8,639	9,210	9,432
Total revenue	32,600	37,094	42,118
Costs and expenses:
Cost of products and services sold	(6,284)	(6,914)	(10,118)
Research and development	(25,089)	(28,687)	(30,416)
Selling, general and administrative	(10,810)	(11,333)	(13,337)
Total	(42,183)	(46,934)	(53,871)
Income (loss) from operations	(9,583)	(9,840)	(11,753)
Interest expense	(73)	(24)	(100)
Interest income	667	464	525
Foreign exchange gain (loss)	273	109	(83)
Other income	134	525	(28)
Income (loss) before income taxes	(8,582)	(8,766)	(11,439)
Income tax	(192)	(209)
Net income (loss)	$ (8,774)	$ (8,975)	$ (11,439)
Earnings (loss) per share
Basic earnings (loss) per share (in dollars per share)	$ (0.36)	$ (0.37)	$ (0.47)
Diluted earnings (loss) per share (in dollars per share)	$ (0.36)	$ (0.37)	$ (0.47)
Weighted average number of shares outstanding (in thousands) :
Basic (in shares)	24,669	24,411	24,225
Diluted (in shares)	24,669	24,411	24,225